Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2024 and December 31, 2023.

	June 30, 2024
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(4)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	—	—	243	—	243
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	168	168
Long-term receivables from customers	—	—	—	118	118
Deferred compensation assets(2)	172	—	—	—	172
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, VAT receivables, advances and security deposits	—	—	—	43	43
Non-current financial assets	172	—	244	364	780
Current financial assets
Money market funds	237	—	—	—	237
Current portion of long-term financial investments measured at FVPL(3)	—	—	2	—	2
Current portion of long-term receivables from customers(3)	—	—	—	115	115
Current portion of minimum lease payments from finance lease agreements(3)	—	—	—	27	27
VAT receivables(3)	—	—	—	61	61
Other receivables, security deposits and current assets(3)	—	—	—	98	98
Derivative financial instruments(3)	—	11	—	—	11
Current financial assets	237	11	2	301	551
Financial assets at fair value and amortized cost or cost	409	11	246	665	1,331
Financial liabilities
Contingent consideration liabilities	—	—	(94)	—	(94)
Non-current financial debt	—	—	—	(4,550)	(4,550)
Current financial debt	—	—	—	(136)	(136)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(94)	(4,686)	(4,781)
(1)    Includes $11 million of Long-term convertible notes due from an associated company.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
(4)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,232 million and a carrying value of $4,550 million as of June 30, 2024. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(4)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	—	—	147	—	147
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	161	161
Long-term receivables from customers	—	—	—	126	126
Deferred compensation assets(2)	163	—	—	—	163
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, VAT receivables, advances and security deposits	—	—	—	44	44
Non-current financial assets	163	—	148	369	680
Current financial assets
Money market funds	84	—	—	—	84
Current portion of long-term financial investments measured at FVPL(3)	—	—	7	—	7
Current portion of long-term receivables from customers(3)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(3)	—	—	—	27	27
VAT receivables(3)	—	—	—	62	62
Other receivables, security deposits and current assets(3)	—	—	—	101	101
Derivative financial instruments(3)	—	2	—	—	2
Current financial assets	84	2	7	306	399
Financial assets at fair value and amortized cost or cost	247	2	155	675	1,079
Financial liabilities
Contingent consideration liabilities	—	—	(90)	—	(90)
Non-current financial debt	—	—	—	(4,676)	(4,676)
Current financial debt	—	—	—	(53)	(53)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(90)	(4,729)	(4,829)
(1)    Includes $11 million of Long-term convertible notes due from an associated company.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
(4)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,347 million and a carrying value of $4,566 million as of December 31, 2023. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2024	2023	2024	2023
Balance as of January 1	147	88	8	20
Additions	90	53	—	8
Gains recognized in Consolidated Statement of Comprehensive Income	6	2	—	—
Gains/(losses) in Consolidated Income Statement	—	—	2	(4)
Amortization	—	—	(2)	(1)
Settlement	—	—	(5)	—
Balance as of June 30	243	143	3	23

Disclosure of fair value measurement of liabilities
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2024 and December 31, 2023.

	June 30, 2024
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(4)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	—	—	243	—	243
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	168	168
Long-term receivables from customers	—	—	—	118	118
Deferred compensation assets(2)	172	—	—	—	172
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, VAT receivables, advances and security deposits	—	—	—	43	43
Non-current financial assets	172	—	244	364	780
Current financial assets
Money market funds	237	—	—	—	237
Current portion of long-term financial investments measured at FVPL(3)	—	—	2	—	2
Current portion of long-term receivables from customers(3)	—	—	—	115	115
Current portion of minimum lease payments from finance lease agreements(3)	—	—	—	27	27
VAT receivables(3)	—	—	—	61	61
Other receivables, security deposits and current assets(3)	—	—	—	98	98
Derivative financial instruments(3)	—	11	—	—	11
Current financial assets	237	11	2	301	551
Financial assets at fair value and amortized cost or cost	409	11	246	665	1,331
Financial liabilities
Contingent consideration liabilities	—	—	(94)	—	(94)
Non-current financial debt	—	—	—	(4,550)	(4,550)
Current financial debt	—	—	—	(136)	(136)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(94)	(4,686)	(4,781)
(1)    Includes $11 million of Long-term convertible notes due from an associated company.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
(4)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,232 million and a carrying value of $4,550 million as of June 30, 2024. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(4)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	—	—	147	—	147
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	161	161
Long-term receivables from customers	—	—	—	126	126
Deferred compensation assets(2)	163	—	—	—	163
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, VAT receivables, advances and security deposits	—	—	—	44	44
Non-current financial assets	163	—	148	369	680
Current financial assets
Money market funds	84	—	—	—	84
Current portion of long-term financial investments measured at FVPL(3)	—	—	7	—	7
Current portion of long-term receivables from customers(3)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(3)	—	—	—	27	27
VAT receivables(3)	—	—	—	62	62
Other receivables, security deposits and current assets(3)	—	—	—	101	101
Derivative financial instruments(3)	—	2	—	—	2
Current financial assets	84	2	7	306	399
Financial assets at fair value and amortized cost or cost	247	2	155	675	1,079
Financial liabilities
Contingent consideration liabilities	—	—	(90)	—	(90)
Non-current financial debt	—	—	—	(4,676)	(4,676)
Current financial debt	—	—	—	(53)	(53)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(90)	(4,729)	(4,829)
(1)    Includes $11 million of Long-term convertible notes due from an associated company.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
(4)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,347 million and a carrying value of $4,566 million as of December 31, 2023. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2024	2023
Balance as of January 1	(90)	(98)
Accretion for passage of time	(4)	(4)
Balance as of June 30	(94)	(102)

Disclosure of net value of unsettled positions for derivative forward contracts and swaps
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of June 30, 2024 and December 31, 2023.

($ millions)	June 30, 2024	December 31, 2023
Unrealized gains in Other current assets	11	2
Unrealized losses in Current financial debts	(1)	(10)
Net value of unsettled positions for derivatives contracts	10	(8)